UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F
Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if amendment [   ]; Amendment Number: ______
This Amendment (Check only one.):	[    ] is a restatement.
					[    ] adds new holdings
					        entries.

Institutional Investment Manager Filing this Report:

Name: 		Douglas, Noyes & Co., Inc.
Address:	50 Broad Street, 12 FL
		New York, NY 10004

Form 13F File Number:   28-6442

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		David R. Shailer
Title:		Executive Vice-President
Phone:		(212)668-3040

Signature, Place, and Date of Signing:


David R. Shailer		New York, NY		10/29/01
Signature				City, State		Date

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

Form 13F SUMMARY



Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 64

Form 13F Information Table Value Total:	$ 92,194
						(Thousands)

List of Other Included Managers:

Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

									 		voting authority
		title
		of			value	shares/		Put	invstmt	other
name of issuer	class	cusip		x$1000 	prn amt	sh/prn	/Call	dscretn	managrs	sole 	shared	none
--------------	-----	-------		-------	-----	-----	-------	-------	------	------- -------	-------
AMER INTL GROUP	com	026874107	4477	57400	sh 		sole		0		57400
ANHEUSER-BUSCH	com	035229103	2462	58800	sh 		sole		0		58800
AOL TIME WARNER	com	00184A105	2093	63250	sh 		sole		0		63250
B J SERVICES	com	055482103	594	33400	sh 		sole		0		33400
BANK OF NY	com	064057102	2500	71450	sh 		sole		0		71450
BAXTER INTER	com	071813109	363	6600	sh 		sole		0		6600
BELLSOUTH CORP	com	079860102	957	23050	sh 		sole		0		23050
BP PLC ADR	com	055622104	398	8104	sh 		sole		0		8104
BRINKER INTERL	com	109641100	1041	44100	sh 		sole		0		44100
BRISTOL-MYERS	com	110122108	644	11600	sh 		sole		0		11600
CISCO SYSTEMS	com	17275R102	1856	152510	sh 		sole		0		152510
CITIGROUP	com	172967101	2786	68799	sh 		sole		0		68799
COACH INC.	com	189754104	1964	74100	sh 		sole		0		74100
COCA COLA	com	191216100	2185	46650	sh 		sole		0		46650
COLGATE-PAL	com	194162103	1176	20193	sh 		sole		0		20193
COOPER CAMERON 	com	216640102	751	22900	sh 		sole		0		22900
COX COM INCOME	pfd con	224044305	379	6950	sh 		sole		0		6950
DISNEY WALT 	com	254687106	339	18250	sh 		sole		0		18250
DUKE ENERGY	com	264399106	1065	28150	sh 		sole		0		28150
EL PASO CORP 	com	28336L109	523	12593	sh 		sole		0		12593
ENGELHARD CORP.	com	292845104	2263	98000	sh 		sole		0		98000
EXXON MOBIL	com	30231g102	443	11248	sh 		sole		0		11248
FLEETBOSTON FIN	com	339030108	327	8900	sh 		sole		0		8900
FMC TECHS INC.	com	30249u101	582	50400	sh 		sole		0		50400
GENERAL ELECT	com	369604103	6558	176305	sh 		sole		0		176305
HALLIBURTON CO	com	406216101	974	43200	sh 		sole		0		43200
HELMERICH & 	com	423452101	777	29800	sh 		sole		0		29800
HOME DEPOT	com	437076102	1768	46100	sh 		sole		0		46100
IBM		com	459200101	5083	55422	sh 		sole		0		55422
IMS HEALTH	com	449934108	728	29100	sh 		sole		0		29100
JOHNSON & JOHN	com	478160104	340	6150	sh 		sole		0		6150
KINDER MORGAN	com	494550106	491	14210	sh 		sole		0		14210
LABORATORY 	com	50540r409	2732	33800	sh 		sole		0		33800
MANOR CARE	com	564055101	609	21700	sh 		sole		0		21700
MDU RES GROUP 	com	552690109	213	9125	sh 		sole		0		9125
MEDTRONIC INC	com	585055106	2831	65100	sh 		sole		0		17800
MELLON FINL	com	58551a108	294	9100	sh 		sole		0		9100
MERCK & CO.	com	589331107	4717	70834	sh 		sole		0		70834
MIRANT CORP	com	604675108	702	32100	sh 		sole		0		32100
NOKIA CORP ADR	com	654902204	1688	107900	sh 		sole		0		107900
NORTHERN TRUST	com	665859104	1186	22600	sh 		sole		0		22600
ORACLE SYSTEMS 	com	68389X105	215	17150	sh 		sole		0		17150
OUTBACK STEAK	com	689899102	1394	54450	sh 		sole		0		54450
PATTERSON UTI	com	703481101	981	79450	sh 		sole		0		79450
PEPSICO INC.	com	713448108	2053	42350	sh 		sole		0		42350
PFIZER INC.	com	717081103	2913	72660	sh 		sole		0		72660
PROCTER & GAM	com	742718109	360	4950	sh 		sole		0		4950
PURCHASESOFT	com	746145101	18	12500	sh 		sole		0		12500
ROYAL DUTCH PTL	com	780257804	334	6650	sh 		sole		0		6650
SAFEWAY INC COM	com	786514208	2638	66425	sh 		sole		0		66425
SANTA FE INTL	com	g7805c108	874	41150	sh 		sole		0		41150
SAP AG-SPON ADR	com	803054204	777	30000	sh 		sole		0		30000
SCHERING-PLOUGH	com	806605101	268	7250	sh 		sole		0		7250
SCHLUMBERGER	com	806857108	315	6900	sh 		sole		0		6900
STATE ST CORP	com	857477103	227	5000	sh 		sole		0		5000
SYMBOL TECH	com	871508107	314	30000	sh 		sole		0		30000
TIFFANY & CO	com	886547108	2877	132900	sh 		sole		0		132900
TRANSOCEAN SED	com	893817106	220	8349	sh 		sole		0		8349
TYCO INTL	com	902124106	2146	47175	sh 		sole		0		47175
WAL MART STORES com	931142103	346	7000	sh 		sole		0		7000
WASHINGTON MUT	com	939322103	3085	80175	sh 		sole		0		80175
WASTE MGMT COM	com	00094106L109	820	30700	sh 		sole		0		30700
WATERS CORP	com	941848103	3984	111400	sh 		sole		0		111400
WILLIAMS COS	com	969457100	1176	43100	sh 		sole		0		43100
